Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities

	2013	2012
Deferred tax assets:
Net operating loss	$1,781,765	$103,368
Stock compensation	2,075,853	21,112
Accrued expenses	65,941	96,377
Accrued interest receivable	(23,782)	-
Gross deferred tax assets	3,899,777	220,857
Less: Valuation Allowance	(3,899,777)	(220,857)
Net deferred tax assets	$-	$-

Schedule of effective income tax rate reconciliation

	2013	2012
Federal statutory rate	34.0%	34.0%
State income taxes, net of federal benefit	5.8%	5.8%
Decrease in income taxes resulting from:
Change in valuation allowance	-39.8%	-39.8%
Effective tax rate	0.0%	0.0%